Reserves - Summary of Class of Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	$ 4,153,400	[1],[2]	$ 2,347,338
Cumulative translation adjustments	(1,474)		(61,204)
Stock-based compensation	18,842		12,806
Reclassified to net earnings			(45,582)
Unrealized (losses) gains	1,155
Reversal of deferred tax on stock-based compensation			(359)
Issue of Common Shares in connection with acquired subsidiaries	(105,855)		1,477,478
Ending Balance	4,519,443		4,153,400	[1],[2]
Reserves
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(469,629)	[1]	(142,127)
Stock-based compensation	18,842		12,806
Reversal of deferred tax on stock-based compensation			(359)
Ending Balance	(423,283)		(469,629)	[1]
Reserves
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			(142,127)
Cumulative translation adjustments	131,286		(93,350)
Exercise of stock options and settlement of equity awards	(4,543)		(6,982)
Re-allocation from warrants reserve to share capital for exercised warrants			(14,688)
Reclassified to net earnings	(34,974)
Unrealized (losses) gains	15,605		40,862
Deferred taxes	25,923		53
Reversal of deferred tax on stock-based compensation			(359)
Impairment of financial instruments at FVOCI	62
Issue of Common Shares in connection with acquired subsidiaries			(220,178)
Ending Balance	(423,283)
Reserves | Impact of adoption of IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Impairment of financial instruments at FVOCI			(84)
Reserves | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(469,629)
Ending Balance			(469,629)
Reserves | Cash Flow Hedges
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			(33,983)
Reclassified to net earnings	(34,916)		(45,271)
Unrealized (losses) gains	14,450		41,201
Ending Balance	(58,519)
Reserves | Cash Flow Hedges | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(38,053)
Ending Balance			(38,053)
Reserves | Acquisition Reserve
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(220,023)
Issue of Common Shares in connection with acquired subsidiaries	(105,855)		(220,023)
Ending Balance	(325,878)		(220,023)
Reserves | Warrants
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			14,688
Re-allocation from warrants reserve to share capital for exercised warrants			(14,688)
Reserves | Warrants | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	0
Ending Balance	0		0
Reserves | Equity
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			36,865
Stock-based compensation	18,842		12,806
Exercise of stock options and settlement of equity awards	(4,543)		(6,982)
Reversal of deferred tax on stock-based compensation			(359)
Ending Balance	56,629
Reserves | Equity | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	42,330
Ending Balance			42,330
Reserves | Treasury
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			(29,542)
Reserves | Treasury | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(29,542)
Ending Balance	(29,542)		(29,542)
Reserves | Cumulative Translation Reserve
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			(120,694)
Cumulative translation adjustments	131,286		(93,350)
Deferred taxes	26,089
Ending Balance	(56,669)
Reserves | Cumulative Translation Reserve | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(214,044)
Ending Balance			(214,044)
Reserves | Financial Assets at FVOCI
Reserves WIthin Equity Rollforward [Roll Forward]
Reclassified to net earnings	(58)
Unrealized (losses) gains	1,155
Deferred taxes	(166)
Impairment of financial instruments at FVOCI	62
Ending Balance	480
Reserves | Financial Assets at FVOCI | Impact of adoption of IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Impairment of financial instruments at FVOCI			(84)
Reserves | Financial Assets at FVOCI | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	(513)		168
Reclassified to net earnings			(311)
Unrealized (losses) gains			(339)
Deferred taxes			53
Ending Balance			(513)
Reserves | Other
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance			(9,629)
Ending Balance	(9,784)
Reserves | Other | Reclassification
Reserves WIthin Equity Rollforward [Roll Forward]
Issue of Common Shares in connection with acquired subsidiaries			(155)
Reserves | Other | Restated for IFRS 9
Reserves WIthin Equity Rollforward [Roll Forward]
Beginning Balance	$ (9,784)
Ending Balance			$ (9,784)

[1]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[2]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.